Other income and expenses	12 Months Ended
Dec. 31, 2017
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Other income and expenses
25.	Other income and expenses

	2017	2016	2015
Provision for the class action agreement	(3,449)	—	—
Pension and medical benefits—retirees	(1,914)	(1,428)	(1,151)
Unscheduled stoppages and pre-operating expenses	(1,598)	(1,859)	(1,239)
Gains / (losses) related to legal, administrative and arbitration proceedings	(898)	(1,393)	(1,569)
Allowance for impairment of other receivables	(432)	(671)	(374)
Institutional relations and cultural projects	(258)	(253)	(428)
Profit sharing	(151)	—	—
Health, safety and environment	(70)	(80)	(95)
Operating expenses with thermoelectric power plants	(67)	(96)	(119)
Reclassification of cumulative translation adjustments—CTA	(37)	(1,457)	—
Provision for debt assumed from suppliers with subcontractors	—	(105)	—
Government grants	91	173	17
Gain on remeasurement of investment retained with loss of control	217	—	—
Voluntary Separation Incentive Plan—PIDV	237	(1,228)	(115)
Amounts recovered from Lava Jato investigation	252	131	72
Gains / (losses) on decommissioning of returned/abandoned areas	337	1,491	(144)
Expenses/Reimbursements from E&P partnership operations	372	569	530
Ship/Take or Pay agreements	543	282	225
Gains / (losses) on disposal/write-offs of assets (*)	1,498	293	(758)
Others	(272)	424	(197)

Total	(5,599)	(5,207)	(5,345)

(*)	Includes returned areas and cancelled projects, gains on the divestment of NTS in the second quarter of 2017 (see note 10.1), as well as losses on materials and supplies in the amount of US$ 309 mainly recognized in the third quarter of 2017 due to revised projects portfolio.